ACQUISITIONS (Details Textual) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Nine Individual Hotels Acquired In 2013 [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Total			¥ 33,423
One Individual Hotels Acquired In 2014 [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Total		¥ 12,975
Starway Hotels Limited [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross	¥ 4,083	¥ 4,083	¥ 4,210
Business Acquisition, Percentage of Voting Interests Acquired			49.00%	51.00%
Business Combination, Consideration Transferred, Total			¥ 16,460
Business Combination, Consideration Transferred, Liabilities Incurred	4,084
Adjustments To Additional Paid In Capital Acquisition Of Noncontrolling Interest			¥ 2,514
One Hotel Chain And Two Individual Hotels Acquired In 2015 [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Total	¥ 127,226